LOSS PER SHARE (Details) € / shares in Units, € in Millions		12 Months Ended
	Nov. 17, 2015 € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) $ / shares € / shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 09, 2015 EUR (€)
Earnings Per Share Details [Abstract]
Net income / (loss) from continuing operations attributable to NBG shareholders		€ 5		€ (238)	€ (3,378)
Gain On Redemption Of Preference Shares		0		0	1,067
Net income / (loss) from continuing operations attributable to ordinary shareholders		5		(238)	(2,311)
Net income / (loss) from discontinued operations attributable to NBG shareholders		(235)	€ (235)	(62)	(5,086)
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders		€ (230)		€ (300)	€ (7,397)
Weighted average ordinary shares outstanding for basic and diluted earnings per share | shares		9,145,574,515		9,145,859,028	786,381,893
Basic And Dilutive Eps [Abstract]
Basic and diluted losses per share from continuing operations | (per share)		€ 0	€ 0	€ (0.03)	€ (2.94)
Basic and diluted losses per share from continuing and discontinued operations | (per share)		(0.03)	€ (0.04)	(0.03)	€ (9.41)
Earning Per Share Textual Details [Abstract]
Par value of ordinary shares distributed | € / shares	€ 0.3	€ 0.3	€ 0.3	€ 0.3
Subscription price per share | € / shares	€ 4.5
Stock split convertion rate	15
Amount of CoCos issued by the Bank in the name of HFSF						€ 2,029
Issuance of common stock - Number of shares | shares	8,911,608,218